EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Oct. 29, 2017
Retirement Benefits [Abstract]
Schedule of assumptions used
Assumptions—Weighted average actuarial assumptions used to determine benefit obligations were as follows:

	October 29, 2017		October 30, 2016
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Discount rate	3.64%	3.40%	3.64%	3.25%
Weighted average actuarial assumptions used to determine net periodic benefit cost (income) were as follows:

	October 29, 2017		October 30, 2016
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Discount rate	3.64%	3.25%	4.18%	3.75%
Expected return on plan assets	6.18%	n/a	6.16%	n/a
Health care cost trend rate-initial	n/a	7.00%	n/a	9.00%
Health care cost trend rate-ultimate	n/a	5.00%	n/a	5.00%

Schedule of change in projected benefit obligation
The changes in the projected benefit obligation, plan assets and funded status, and the amounts recognized on our consolidated balance sheets were as follows (in thousands):

	October 29, 2017			October 30, 2016
Change in projected benefit obligation	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Accumulated benefit obligation	$56,378	$7,698	$64,076	$58,551	$8,347	$66,898
Projected benefit obligation – beginning of fiscal year	$58,551	$8,347	$66,898	$58,403	$7,590	$65,993
Interest cost	2,055	257	2,312	2,354	261	2,615
Service cost	97	36	133	137	34	171
Benefit payments	(3,681)	(546)	(4,227)	(3,708)	(450)	(4,158)
Plan amendments	275	—	275	—	—	—
Actuarial (gains) losses	(919)	(396)	(1,315)	1,365	912	2,277
Projected benefit obligation – end of fiscal year	$56,378	$7,698	$64,076	$58,551	$8,347	$66,898

	October 29, 2017			October 30, 2016
Change in plan assets	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Fair value of assets – beginning of fiscal year	$46,160	$—	$46,160	$47,295	$—	$47,295
Actual return on plan assets	5,022	—	5,022	883	—	883
Company contributions	2,044	546	2,590	1,690	450	2,140
Benefit payments	(3,681)	(546)	(4,227)	(3,708)	(450)	(4,158)
Fair value of assets – end of fiscal year	$49,545	$—	$49,545	$46,160	$—	$46,160

Schedule of change in plan assets

	October 29, 2017			October 30, 2016
Change in plan assets	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Fair value of assets – beginning of fiscal year	$46,160	$—	$46,160	$47,295	$—	$47,295
Actual return on plan assets	5,022	—	5,022	883	—	883
Company contributions	2,044	546	2,590	1,690	450	2,140
Benefit payments	(3,681)	(546)	(4,227)	(3,708)	(450)	(4,158)
Fair value of assets – end of fiscal year	$49,545	$—	$49,545	$46,160	$—	$46,160

	October 29, 2017			October 30, 2016
Funded status	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Fair value of assets	$49,545	$—	$49,545	$46,160	$—	$46,160
Benefit obligation	56,378	7,698	64,076	58,551	8,347	66,898
Funded status	$(6,833)	$(7,698)	$(14,531)	$(12,391)	$(8,347)	$(20,738)

Schedule of funded status

	October 29, 2017			October 30, 2016
Funded status	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Fair value of assets	$49,545	$—	$49,545	$46,160	$—	$46,160
Benefit obligation	56,378	7,698	64,076	58,551	8,347	66,898
Funded status	$(6,833)	$(7,698)	$(14,531)	$(12,391)	$(8,347)	$(20,738)

Schedule of weighted average assets allocation by assets category
As of October 29, 2017 and October 30, 2016, the weighted average asset allocations by asset category for the Defined Benefit Plans were as follows (in thousands):

Investment type	October 29, 2017	October 30, 2016
Equity securities	58%	45%
Debt securities	35%	37%
Master limited partnerships	3%	4%
Cash and cash equivalents	1%	5%
Real estate	2%	5%
Other	1%	4%
Total	100%	100%

Schedule of fair value of separate accounts by assets category
The fair values of the assets of the Defined Benefit Plans at October 29, 2017 and October 30, 2016, by asset category and by levels of fair value, as further defined in Note 14 — Fair Value of Financial Instruments and Fair Value Measurements were as follows (in thousands):

	October 29, 2017			October 30, 2016
Asset category	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash	$463	$—	$463	$2,186	$—	$2,186
Mutual funds:
Growth funds	7,262	—	7,262	5,705	—	5,705
Real estate funds	1,236	—	1,236	2,245	—	2,245
Commodity linked funds	544	—	544	1,780	—	1,780
Equity income funds	4,767	—	4,767	3,700	—	3,700
Index funds	2,763	110	2,873	2,156	54	2,210
International equity funds	260	1,726	1,986	225	1,271	1,496
Fixed income funds	1,723	1,739	3,462	1,577	2,095	3,672
Master limited partnerships	1,506	—	1,506	2,033	—	2,033
Government securities	—	6,400	6,400	—	5,955	5,955
Corporate bonds	—	7,301	7,301	—	7,315	7,315
Common/collective trusts	—	11,745	11,745	—	7,863	7,863
Total	$20,524	$29,021	$49,545	$21,607	$24,553	$46,160

Schedule of net periodic benefit costs (income)
Net periodic benefit cost (income)—The components of the net periodic benefit cost (income) were as follows (in thousands):

	October 29, 2017		October 30, 2016		November 1, 2015
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Interest cost	$2,055	$257	$2,354	$261	$2,382	$218
Service cost	97	36	137	34	115	22
Expected return on assets	(2,798)	—	(2,979)	—	(3,045)	—
Amortization of prior service credit	(9)	—	(9)	—	(9)	—
Amortization of net actuarial loss	1,374	—	1,170	—	1,443	—
Net periodic benefit cost (income)	$719	$293	$673	$295	$886	$240

Schedule of the amounts in AOCI net not yet recognized
The amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit income are as follows (in thousands):

	October 29, 2017			October 30, 2016
	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Unrecognized net actuarial loss (gain)	$11,468	$375	$11,843	$15,985	$771	$16,756
Unrecognized prior service credit	252	—	252	(33)	—	(33)
Total	$11,720	$375	$12,095	$15,952	$771	$16,723

Schedule of change in plan assets and benefit obligations recognized in OCI
The changes in plan assets and benefit obligation recognized in other comprehensive income are as follows (in thousands):

	October 29, 2017		October 30, 2016		November 1, 2015
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Net actuarial gain (loss)	$3,144	$396	$(3,443)	$(911)	$(834)	$140
Amortization of net actuarial loss	1,374	—	1,170	—	1,443	—
Amortization of prior service cost (credit)	(9)	—	(9)	—	(9)	—
New prior service cost	(276)	—	—	—	—	—
Total recognized in other comprehensive income (loss)	$4,233	$396	$(2,282)	$(911)	$600	$140

Schedule of the estimated amortization for the next fiscal year
The estimated amortization for the next fiscal year for amounts reclassified from accumulated other comprehensive income into the consolidated income statement is as follows (in thousands):

	October 29, 2017
	Defined Benefit Plans	OPEB Plans	Total
Amortization of prior service credit	$123	$—	$123
Amortization of net actuarial loss	991	—	991
Total estimated amortization	$1,114	$—	$1,114

Schedule of expected benefit payments
We expect the following benefit payments to be made (in thousands):

Fiscal years ending	Defined Benefit Plans	OPEB Plans	Total
2018	$4,136	$784	$4,920
2019	4,124	785	4,909
2020	4,022	730	4,752
2021	3,991	652	4,643
2022	3,934	540	4,474
2023 - 2027	18,607	2,031	20,638